INVENTORIES - Inventory Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Inventory impairment charges	$ 22	$ 29
Cortez [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	22	17
Phoenix [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	0	10
Carlin [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	$ 0	$ 2